Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (5,827,049)	$ (33,974,441)	$ (826,697)
Foreign currency translation adjustment	217,684	(245,681)	(40,064)
Comprehensive loss	(5,609,365)	(34,220,122)	(866,761)
Comprehensive loss attributable to non-controlling interests	(385,008)	(2,411,158)	(849,479)
Comprehensive loss attributable to LGHL	$ (5,224,357)	$ (31,808,964)	$ (17,282)